UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-9521

MANAGERS AMG FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: JUNE 1, 2004 - NOVEMBER 30, 2004 (Semi-Annual Shareholder Report)

Item 1. REPORT TO SHAREHOLDERS

Semi-Annual Report
Managers AMG Funds

[Essex logo omitted]

ESSEX SMALL CAP GROWTH FUND
(formerly Burridge Small Cap Growth Fund)
Dated November 30, 2004

[Managers logo omitted]

access to excellence

Managers

ESSEX SMALL CAP GROWTH FUND

(formerly Burridge Small Cap Growth Fund)
Semi-Annual Report
(unaudited)

November 30, 2004

TABLE OF CONTENTS

Begins on Page
Letter to Shareholders	1
About Your Fund's Expenses	2
Schedule of Portfolio Investments	3
Detailed portfolio listing by security type and industry sector, as valued at November 30, 2004Financial Statements:
Financial Statements:
Statement of Assets and Liabilities	6
Fund balance sheet, net asset value (NAV) per share
computation and composition of net assets
Statement of Operations	7
Detail of sources of income, Fund expenses, and realized
and unrealized gains (losses) during the period
Statement of Changes in Net Assets	8
Detail of changes in Fund assets for the past two fiscal periods
Financial Highlights	9
Net asset value, total return, expense ratios, turnover ratio and net assets
Notes to Financial Statements	10
Accounting and distribution policies, details of agreements
and transactions with Fund management and affiliates
Summary of Industry Weightings	13

Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders
________________________________________________________________________________

Dear Fellow Shareholder:

Despite some deterrents, the U.S. economy continued to grow during the second half of the year, and having stalled in anticipation of the U.S. presidential election, equity markets rallied strongly following an orderly outcome.

Economic activity remained healthy during the past six months. In the U.S., real GDP was estimated to have risen an annualized 4% during the third quarter. Importantly, consumer spending did not show the deterioration that many had predicted, rather the consumer showed impressive resilience in the face of higher costs for energy and select other necessities. Also, nonresidential fixed investment continued to rebound. Capital spending had declined between 10% and 15% annually during the heart of the 2001 recession, but increased at a comparable pace in recent quarters. Meanwhile, energy and other raw material prices eased late in the year. While the major price indices, PPR and CPI, continued to trend higher, their absolute rates remained historically low. Also, excluding food and energy, these indices are only about 2% higher than they were a year ago.

Although corporate profits gained throughout the year, investors’ enthusiasm had been pared by higher short-term interest rates, rising oil prices, increased turmoil in Iraq, and uncertainty about the results and ramifications of the U.S. Presidential election. Throughout that period, value indices, driven by energy companies, utilities and materials companies outperformed. Interestingly, the market rallied immediately and broadly after the orderly completion of the election in early November.

For the six-month period ending November 30, 2004, the Fund returned 5.21%. Meanwhile, during the same period, the Russell 2000 index returned 12.18% and the Russell 2000 Growth index returned 7.88%. Throughout the portion of this period where stocks were mired in a trading range with value outperforming, the Fund lagged. However, during the market’s post election rally, the Fund has performed well adding to our confidence that the portfolio is positioned well for the environment in 2005.

On an operational note, The Burridge Group completed a reorganization transaction on January 1, 2005 whereby Nancy Prial, Burridge’s Chief Investment Officer, and the portfolio management team responsible for providing subadvisory services to the Fund joined Essex Investment Management Company, LLC. As a result of this change the former Burridge team will be able to access a large, deep in-house research capability at Essex. However, the investment philosophy and process will continue to be executed in the same manner by the same professionals as have been in place since the Fund’s inception.

As always, we post any news or other pertinent information about the Fund as soon as applicable on our website, which is now www.managersinvest.com. Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in Managers AMG Funds.

Sincerely,

/s/ Peter M. Lebovitz
President
Managers AMG Funds

About Your Fund's Expenses
________________________________________________________________________________

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal half-year and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% annual return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% annual return less expenses. It assumes that the Fund had a return of 5% per year and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2004	Expense Ratio	Beginning Account Value 5/31/2004	Ending Account Value 11/30/04	Expenses Paid During Period*
Essex Small Cap Growth Fund
Based on Actual Fund Return	1.49%	$1,000	$1,052	$7.67
Based on Hypothetical 5% Annual Return	1.49%	$1,000	$1,018	$7.54

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by 365.

You can find more information about the Fund’s expenses, including annual expense ratios for past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

________________________________________________________________________________
Essex Small Cap Growth Fund
Schedule of Portfolio Investments
November 30, 2004 (unaudited)
 ________________________________________________________________________________

Common Stocks - 98.9%	Shares	Value
Consumer Discretionary - 14.6%
Checkers Drive-In Restaurant, Inc.*	11,174	$138,334
Collegiate Pacific, Inc.	9,973[1]	147,102
Dura Automotive Systems, Inc.*	16,088	146,401
Fleetwood Enterprises, Inc.*	10,190[1]	138,074
Gander Mountain Co.	10,207[1]	133,906
Goody's Family Clothing, Inc.	12,351	120,299
Hartmarx Corp.*	25,755	207,843
Hastings Entertainment, Inc.*	18,229	148,931
J. Jill Group, Inc., (The)*	9,100	157,157
Retail Ventures, Inc.*	18,152	133,054
Rush Enterprises Co.	13,126	199,253
Stamps.com Inc.*	10,582	163,703
Tenneco Automotive, Inc.*	26,524[1]	411,122
Total Consumer Discretionary		2,245,179

Consumer Staples - 1.3%
Omega Protein Corp.*	17,571	147,772
Revlon, Inc., Class A*	24,214	51,092
Total Consumer Staples		198,864

Energy - 5.0%
Mission Resources Corp.*	29,314	182,040
Newpark Resources, Inc.*	27,307	156,196
Parker Drilling, Co.*	55,476	242,430
Willbros Group, Inc.*	10,178[1]	183,306
Total Energy		763,972

Financials - 3.7%
Central Coast Bancorp*	7,438	172,933
Knight Trading Group, Inc.*	17,999[1]	205,369
Metris Companies, Inc.*	16,794[1]	194,474
Total Financials		572,776

Health Care - 14.3%
Cantel Medical Corp. *	7,009	209,990
Digirad Corp.	13,182	123,252
I-Flow Corp.*	10,151[1]	208,400
Kendle International, Inc.*	17,076	141,560
Kyphon, Inc.*	13,297[1]	319,926
Lexicon Genetics, Inc.*	25,743	180,973
Luminex Corp.*	14,991	135,069
Microtek Medical Holdings, Inc.*	29,125	118,830
NovaMed, Inc.*	33,243	157,904
Orchid Biosciences, Inc.*	30,587	327,587
Salix Pharmaceuticals, Ltd.*	8,119	123,003
Somanetics Corp.*	10,762	149,377
Total Health Care		2,195,871

Industrials - 23.9%
BE Aerospace, Inc.*	22,273	236,027
Columbus McKinnon Corp.*	15,375	121,616
Comfort Systems USA, Inc.*	22,456	161,683
Exponent, Inc.*	5,645	156,875
Global Power Equipment Group, Inc.*	16,522[1]	143,576
Greenbrier Co., Inc.	9,097	270,545
Hub Group, Inc.*	3,556	154,686
Intermagnetics General Corp.*	13,240	390,183
JLG Industries, Inc.	11,495[1]	200,013
Labor Ready, Inc.*	20,597	327,080
Lamson & Sessions Co.*	23,350	211,317
Mesa Air Group, Inc.*	17,801[1]	124,963
Michael Baker Corp.*	11,984	225,299
Navigant Consulting, Inc.*	6,919	161,559
PRG-Schultz International, Inc.*	25,797[1]	139,304
SCS Transportation, Inc.*	11,780	249,147
Stewart & Stevenson Services, Inc.	8,053	161,060
Titan International, Inc.	18,142[1]	226,412
Total Industrials		3,661,345

Information Technology - 30.2%
24 / 7 Real Media, Inc.*	22,373[1]	84,570
Advanced Power Technology, Inc.*	20,187	151,604
Aladdin Knowledge Systems, Ltd.*	7,393[1]	214,996
Applied Innovation, Inc.*	33,537	120,062
Bottomline Technologies, Inc.*	15,110	176,787
Captiva Software Corp.*	21,395	209,243
Centillium Communications, Inc.*	24,895	62,735
Ceragon Networks, Ltd.*	30,618	167,787
Concur Technologies, Inc.*	19,264[1]	181,082
CyberSource Corp.*	22,649	159,902
Digitas, Inc.*	16,638	136,598
Entrust, Inc.*	29,659	110,628
Helix Technology Corp.	11,565	174,285
Hi/Fn, Inc.*	18,113[1]	144,904
Interwoven, Inc.*	19,217	186,405
Kintera, Inc.*	12,048[1]	97,950
Loudeye Corp.*	98,712[1]	189,527
Metasolv, Inc.*	54,652	133,351
MICROS Systems, Inc.*	2,515	184,525
Online Resources Corp.*	14,699	103,628
Overland Storage, Inc.*	9,126	135,521
Performance Technologies, Inc.*	17,224	122,807
QAD, Inc.*	24,613	202,811
SeaChange International, Inc.*	7,957[1]	135,906
Simpletech, Inc.*	29,353	145,884
Symmetricom, Inc.*	28,419	306,925
Trident Microsystems, Inc.*	11,625[1]	181,350
Western Digital Corp.*	23,231	226,967
Witness Systems, Inc.*	11,965	179,355
Total Information Technology		4,628,095

Materials - 4.7%
A. Schulman, Inc.	11,630	249,464
Buckeye Technologies, Inc.*	12,428	153,983
Material Sciences Corp.	10,506	175,660
Omnova Solutions, Inc.*	23,797	135,881
Total Materials		714,988

Telecommunication Services - 1.2%
Primus Telecommunications Group, Inc.*	59,821[1]	181,258

Total Common Stocks
(cost $12,914,452)		15,162,348

Other Investment Companies - 23.4%[2]
The Bank of New York Institutional Cash Reserves
Fund, 2.09%[3]	3,396,347	3,396,347
JPMorgan Prime Money Market Fund
Institutional Class Shares, 1.86%	182,681	182,681
Total Other Investment Companies
(cost $3,579,028)		3,579,028

Total Investments - 122.3%
(cost $16,493,480)		18,741,376

Other Assets, less Liabilities - (22.3)%		(3,412,445)
Net Assets - 100.0%		$15,328,931

Note:	Based on the approximate cost of investments of $16,493,480 for Federal income tax purposes at November 30, 2004, the aggregate gross unrealized appreciation and depreciation were $2,638,856 and $390,960, respectively, resulting in net unrealized appreciation of investments of $2,247,896.

*Non-income-producing securities.

[1]	Some or all of these shares were out on loan to various brokers as of November 30, 2004, amounting to a market value of $3,275,211, or approximately 21.4% of net assets.

[2]	Yield shown for an investment company represents the November 30, 2004, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

________________________________________________________________________________
Essex Small Cap Growth Fund
Statement of Assets and Liabilities
November 30, 2004 (unaudited)
 ________________________________________________________________________________

Assets:
Investments at value (including securities on loan
valued at $3,275,211)	$18,741,376
Cash	140,162
Receivable for Fund shares sold	6,000
Dividends, interest and other receivables	3,026
Prepaid expenses	20,927
Total assets	18,911,491

Liabilities:
Payable upon return of securities loaned	3,396,347
Payable for investments purchased	141,677
Payable for Fund share repurchased	20,713
Accrued expenses:
Investment Management fees	1,099
Distribution fees	3,135
Other	19,589
Total liabilities	3,582,560

Net Assets	$15,328,931

Shares outstanding	960,394

Net asset value, offering and redemption
price per share	$15.96

Net Assets Represent:
Paid-in capital	$14,041,494
Undistributed net investment loss	(130,305)
Accumulated net realized loss from investments	(830,154)
Net unrealized appreciation of investments	2,247,896
Net Assets	$15,328,931

Investments at cost	$16,493,480

The accompanying notes are an integral part of these financial statements.

________________________________________________________________________________
Essex Small Cap Growth Fund
Statement of Operations
For the Six Months Ended November 30, 2004 (unaudited)
 ________________________________________________________________________________

Investment Income:
Dividend income	$16,911
Interest income	6,110
Securities lending fees	4,215
Total investment income	27,236

Expenses:
Investment advisory and management fees	104,185
Distribution fees	26,046
Transfer agent fees	21,123
Custodian fees	21,032
Professional fees	11,391
Registration fees	10,246
Miscellaneous	7,631
Total expenses before expense offsets	201,654

Less: Expense reimbursement	(44,113)
Net expenses	157,541

Net investment loss	(130,305)

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(1,321,100)
Net unrealized appreciation of investments	1,138,951
Net realized and unrealized loss	(182,149)

Net Decrease in Net Assets
Resulting from Operations	$(312,454)

The accompanying notes are an integral part of these financial statements.

________________________________________________________________________________
Essex Small Cap Growth Fund
Statement of Changes in Net Assets
 ________________________________________________________________________________

	For the six months ended November 30, 2004 (unaudited)	For the fiscal year ended May 31, 2004
Increase (Decrease) in Net Assets
From Operations:
Net investment loss	$(130,305)	$(96,402)
Net realized gain (loss) on investments	(1,321,100)	840,019
Net unrealized appreciation
of investments	1,138,951	896,036
Net increase (decrease) in net assets
resulting from operations	(312,454)	1,639,653

Distributions to shareholders:
From net realized gain on investments	—	(85,336)
From Capital Share Transactions:
Proceeds from the sale of shares	8,482,510	22,496,593
Reinvestment of distributions	—	79,789
Cost of shares repurchased	(17,173,944)	(1,526,144)
et increase (decrease) from capital share
transactions	(8,691,434)	21,050,238

Total increase (decrease) in net assets	(9,003,888)	22,604,555

Net Assets:
Beginning of period	24,332,819	1,728,264
End of period	$15,328,931	$24,332,819

End of period undistributed
net investment loss	$(130,305)	$—

Share Transactions:
Sale of shares	576,366	1,538,936
Shares purchased in-kind	—	—
Shares reinvested from distributions	—	5,556
Shares repurchased	(1,219,062)	(105,223)
Net increase (decrease) in shares	(642,696)	1,439,269

The accompanying notes are an integral part of these financial statements.

________________________________________________________________________________
Essex Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each period
________________________________________________________________________________

	For the six months ended Nov. 30, 2004 (unaudited)	For the fiscal year ended May 31, 2004	For the fiscal period ended May 31, 2003*
Net Asset Value, Beginning of Period	$15.18	$10.55	$10.00

Income from Investment Operations:
Net investment loss	(0.09)	(0.18)	(0.09)
Net realized and unrealized gain on investments	0.87 (e)	4.97	0.64
Total from investment operations	0.78	4.79	0.55

Less Distributions to Shareholders from:
Net realized gain (loss) on investments	—	(0.16)	—

Net Asset Value, End of Period	$15.96	$15.18	$10.55

Total Return (a)	5.21%	45.39%	5.50%	(b)

Ratio of net expenses to average net assets	1.49%	1.49%	1.49%	(c)
Ratio of net investment loss to average net assets	(1.23)%	(1.28)%	(1.16	)(c)
Portfolio turnover	69%	84%	121%	(b)
Net assets at end of period (000's omitted)	$15,329	$24,333	$1,728
Expense Offsets (d)
Ratio of total expenses to average net assets	1.94%	2.50%	6.68%	(c)
Ratio of net investment loss to average net assets	(1.65)%	(2.29)%	(1.16	)(c)

        * Commencement of operations was June 25, 2002.

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratio information assuming no reduction of Fund expenses. (See Notes to Financial Statements.)

(e)	The per share number may appear inconsistent with the Statement of Operations due to the timing of capital share activity.

The accompanying notes are an integral part of these financial statements.

________________________________________________________________________________
Essex Small Cap Growth Fund
Notes to Financial Statements
November 30, 2004 (unaudited)
________________________________________________________________________________

(1) Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Essex Small Cap Growth Fund (the “Fund”), (formerly Burridge Small Cap Growth Fund).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities (including derivatives) and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2004, the custodian expense was not reduced under this arrangement.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryover

At November 30, 2004, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2004, certain shareholders (including omnibus accounts) individually held greater than 10% of the outstanding shares of the Fund as follows: three own 84% collectively.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC, formerly The Managers Funds LLC, (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Fund’s investment portfolio is managed by Essex Investment Management Company, LLC (“Essex”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Essex with respect to the Fund. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2005, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expenses) exceed 1.49% of the Fund’s average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such year to exceed 1.49% of the Fund’s average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At November 30, 2004, the cumulative amount of unreimbursed expenses is $183,080.

The aggregate annual retainer paid to each independent Trustee is $52,000, plus $2,000 per meeting attended, allocated to all Funds according to relative net assets, for which Managers Investment Group LLC serves as the Investment Advisor. The independent chairman of the Trust receives an additional payment of $5,000 per year.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended November 30, 2004, were $13,695,244 and $21,439,786, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned

The Fund may participate in a securities lending program providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, and this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(6) Subsequent Event

Effective as of the close of business on December 31, 2004 The Burridge Group LLC (“Burridge”) (the former subadvisor of the Fund) completed a reorganization transaction with Essex Investment Management Company, LLC (“Essex”), an affiliate of Burridge. As part of the reorganization, Burridge transferred to Essex the assets and personnel associated with a portion of its portfolio management business, including Nancy Prial, Burridge’s Chief Investment Officer, and the portfolio management team responsible for providing subadvisory services to the Fund. Mrs. Prial and the members of the portfolio management team led by her continue to manage the Fund’s portfolio as employees of Essex. In connection with these changes, the Fund has changed its name from “Burridge Small Cap Growth Fund” to “Essex Small Cap Growth Fund” effective January 1, 2005.

Also, effective January 1, 2005, the Fund’s Investment Manager changed its name from The Managers Funds, LLC to Managers Investment Group LLC.

________________________________________________________________________________
Summary of Industry Weightings as of November 30, 2004 (Unaudited)
________________________________________________________________________________

Major Sectors	Percentage of Net Assets	Percentage of Russell 2000
Information Technology	30.2%	17.4%
Industrials	23.9	14.3
Consumer Discretionary	14.6	14.6
Health Care	14.3	12.5
Energy	5.0	5.6
Materials	4.7	6.3
Financials	3.7	22.3
Consumer Staples	1.3	2.6
Telecommunication Services	1.2	1.0
Other	1.1	3.4

Managers AMG Funds

Investment Manager Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854-2325 (203) 299-3500 or (800) 835-3580
_______________________
Legal Counsel Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109
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Transfer Agent (effective 1/22/05) PFPC, Inc. attn: Managers Funds Shareholder Services P. O. Box 9769 Providence, Rhode Island 02940-9769 (800) 548-4539
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Distributor Managers Distributors, Inc. 800 Connecticut Avenue Norwalk, Connecticut 06854-2325 (203) 299-3500 or (800) 835-3580
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Subadvisor Essex Investment Management Co., LLC 125 High Street Boston, Massachusetts 02110
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Custodian The Bank of New York 2 Hanson Place, 7th Floor Brooklyn, New York 11217
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Trustees Jack W. Aber William E. Chapman, II John Kingston, III Edward J. Kaier Peter M. Lebovitz Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 1-800-835-3879, or (ii) on the SEC's website at www.sec.gov.

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, please contact us by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.

www.managersinvest.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. [RESERVED]

Item 9. CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: /s/ Peter M. Lebovitz

Peter M. Lebovitz
President

Date: February 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz

Peter M. Lebovitz
President

Date: February 3, 2005

By: /s/ Galan G. Daukas

Galan G. Daukas
Chief Financial Officer

Date: February 3, 2005